Debt - Other - Additional Information (Detail) - Other [Member] - Summit Materials, LLC [Member] CAD in Millions	Jan. 15, 2015 CAD
Columbia [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Prime rate	0.20%
Canada [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Prime rate	0.90%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit commitment	CAD 0.4
Revolving Credit Facility [Member] | Columbia [Member]
Debt Instrument [Line Items]
Revolving credit commitment	6.0
Revolving Credit Facility [Member] | Canada [Member]
Debt Instrument [Line Items]
Revolving credit commitment	CAD 0.5